FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details 6) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	$ 28,909,337	$ 8,361,332
Closing balance	28,032,773	28,909,337	$ 8,361,332
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	25,485,625	7,569,891
Closing balance	24,604,016	25,485,625	7,569,891
Level 3 [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	41,124	754	173
Gain (loss) recognized in profit or loss	4,849	646	581
Gain (loss) recognized in equity
Net of purchases,sales and agreements	(15,445)	39,724
Transfes from level 1 or level 2
Closing balance	30,528	41,124	754
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	1,340
Gain (loss) recognized in profit or loss	(325)	2,715
Gain (loss) recognized in equity
Net of purchases,sales and agreements	(410)	(1,375)
Transfes from level 1 or level 2
Closing balance	605	1,340
Level 3 [Member] | Derivative Financial Instruments [Member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	1,340
Gain (loss) recognized in profit or loss	(325)	2,715
Gain (loss) recognized in equity
Net of purchases,sales and agreements	(410)	(1,375)
Transfes from level 1 or level 2
Closing balance	605	1,340
Level 3 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	609
Gain (loss) recognized in profit or loss	(465)	738
Gain (loss) recognized in equity
Net of purchases,sales and agreements	(144)	(129)
Transfes from level 1 or level 2
Closing balance		609
Level 3 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance	731
Gain (loss) recognized in profit or loss	140	1,977
Gain (loss) recognized in equity
Net of purchases,sales and agreements	(266)	(1,246)
Transfes from level 1 or level 2
Closing balance	605	731
Level 3 [Member] | Call Options [Member] | Derivative Financial Instruments [Member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance
Gain (loss) recognized in profit or loss
Gain (loss) recognized in equity
Net of purchases,sales and agreements
Transfes from level 1 or level 2
Closing balance
Level 3 [Member] | Put Options [Member] | Derivative Financial Instruments [Member]
Reconciliation Of Changes In Fair Value Measurement Liabilities [abstract]
Opening balance
Gain (loss) recognized in profit or loss
Gain (loss) recognized in equity
Net of purchases,sales and agreements
Transfes from level 1 or level 2
Closing balance
Level 3 [Member] | Trading Portfolio Financial Assets [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance
Gain (loss) recognized in profit or loss
Gain (loss) recognized in equity
Net of purchases,sales and agreements
Transfes from level 1 or level 2
Closing balance
Level 3 [Member] | Financial Investments Available-For-Sale [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance
Gain (loss) recognized in profit or loss
Gain (loss) recognized in equity
Net of purchases,sales and agreements
Transfes from level 1 or level 2
Closing balance
Level 3 [Member] | Derivative Financial Instruments [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	41,124	754	173
Gain (loss) recognized in profit or loss	4,849	646	581
Gain (loss) recognized in equity
Net of purchases,sales and agreements	(15,445)	39,724
Transfes from level 1 or level 2
Closing balance	30,528	41,124	754
Level 3 [Member] | Derivative Financial Instruments [Member] | Forwards [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance
Gain (loss) recognized in profit or loss	209	221
Gain (loss) recognized in equity
Net of purchases,sales and agreements	(156)	(221)
Transfes from level 1 or level 2
Closing balance	53
Level 3 [Member] | Derivative Financial Instruments [Member] | Swaps [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance	41,124	754	173
Gain (loss) recognized in profit or loss	4,640	425	581
Gain (loss) recognized in equity
Net of purchases,sales and agreements	(15,289)	39,945
Transfes from level 1 or level 2
Closing balance	30,475	41,124	754
Level 3 [Member] | Derivative Financial Instruments [Member] | Call Options [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance
Gain (loss) recognized in profit or loss
Gain (loss) recognized in equity
Net of purchases,sales and agreements
Transfes from level 1 or level 2
Closing balance
Level 3 [Member] | Derivative Financial Instruments [Member] | Put Options [Member]
Reconciliation Of Changes In Fair Value Measurement Assets [abstract]
Opening balance
Gain (loss) recognized in profit or loss
Gain (loss) recognized in equity
Net of purchases,sales and agreements
Transfes from level 1 or level 2
Closing balance